Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2017		December 31, 2016
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$38,972	4.0%	$26,774	3.1%
Real Estate Construction:
Residential	28,486	2.8	8,825	1.0
Commercial	67,139	6.6	58,469	6.9
Real Estate Mortgage:
Commercial – Owner Occupied	126,250	12.5	123,898	14.5
Commercial – Non-owner Occupied	270,472	26.7	268,123	31.5
Residential – 1 to 4 Family	416,317	41.1	309,340	36.3
Residential – Multifamily	47,832	4.7	39,804	4.7
Consumer	16,249	1.6	16,720	2.0
Total Loans	$1,011,717	100.0%	$851,953	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2017 and 2016 is as follows:

	2017	2016
	(Amounts in thousands)
Balance, beginning of year	$13,972	$20,072
Advances	1,669	418
Less: repayments	(2,861)	(856)
Less: reduction due to change in director	—	(5,662)
Balance, end of year	$12,780	$13,972

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	—	17	17	38,955	$38,972	—
Real Estate Construction:
Residential	—	—	—	—	28,486	28,486	—
Commercial	—	—	1,392	1,392	65,747	67,139	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	155	155	126,095	126,250	—
Commercial – Non-owner Occupied	—	—	597	597	269,875	270,472	—
Residential – 1 to 4 Family	—	352	2,292	2,644	413,673	416,317	—
Residential – Multifamily	—	—	—	—	47,832	47,832	—
Consumer	92	—	81	173	16,076	16,249	—
Total Loans	$92	352	4,534	4,978	1,006,739	$1,011,717	—

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)
Commercial and Industrial	$—	—	159	159	26,615	$26,774	—
Real Estate Construction:
Residential	—	—	—	—	8,825	8,825	—
Commercial	—	—	3,241	3,241	55,228	58,469	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	165	430	595	123,303	123,898	—
Commercial – Non-owner Occupied	—	—	3,958	3,958	264,165	268,123	—
Residential – 1 to 4 Family	715	361	3,095	4,171	305,169	309,340	—
Residential – Multifamily	—	—	308	308	39,496	39,804	—
Consumer	31	42	107	180	16,540	16,720	—
Total Loans	$746	568	11,298	12,612	839,341	$851,953	—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$17	$21	$—
Real Estate Construction:
Residential	—	—	—
Commercial	1,365	5,856	—
Real Estate Mortgage:
Commercial – Owner Occupied	155	155	—
Commercial – Non-owner Occupied	277	277	—
Residential – 1 to 4 Family	2,292	2,354	—
Residential – Multifamily	—	—	—
Consumer	81	81	—
	4,187	8,744	—
With an allowance recorded:
Commercial and Industrial	—	—	—
Real Estate Construction:
Residential	—	—	—
Commercial	4,587	4,684	135
Real Estate Mortgage:
Commercial – Owner Occupied	3,635	3,665	58
Commercial – Non-owner Occupied	12,124	13,941	250
Residential – 1 to 4 Family	919	919	15
Residential – Multifamily	—	—	—
Consumer	—	—	—
	21,265	23,209	458
Total:
Commercial and Industrial	17	21	—
Real Estate Construction:
Residential	—	—	—
Commercial	5,952	10,540	135
Real Estate Mortgage:
Commercial – Owner Occupied	3,790	3,820	58
Commercial – Non-owner Occupied	12,401	14,218	250
Residential – 1 to 4 Family	3,211	3,273	15
Residential – Multifamily	—	—	—
Consumer	81	81	—
	$25,452	$31,953	$458

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$21	$23	$—
Real Estate Construction:
Residential	—	—	—
Commercial	1,161	1,161	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	—
Commercial – Non-owner Occupied	3,494	3,739	—
Residential – 1 to 4 Family	2,384	2,434	—
Residential – Multifamily	308	354	—
Consumer	107	107	—
	7,475	7,818	—
With an allowance recorded:
Commercial and Industrial	138	1,392	138
Real Estate Construction:
Residential	—	—	—
Commercial	7,225	11,125	155
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	4,409	498
Commercial – Non-owner Occupied	15,506	17,100	226
Residential – 1 to 4 Family	1,681	1,697	234
Residential – Multifamily	—	—	—
Consumer	—	—	—
	28,930	35,723	1,251
Total:
Commercial and Industrial	159	1,415	138
Real Estate Construction:
Residential	—	—	—
Commercial	8,386	12,286	155
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	4,409	498
Commercial – Non-owner Occupied	19,000	20,839	226
Residential – 1 to 4 Family	4,065	4,131	234
Residential – Multifamily	308	354	—
Consumer	107	107	—
	$36,405	$43,541	$1,251

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$1,063	$1	$333	$1	$3,088	$45
Real Estate Construction:
Residential	—	—	—	—	—	—
Commercial	10,086	202	9,340	234	10,013	87
Real Estate Mortgage:
Commercial – Owner Occupied	4,267	193	4,878	176	5,548	196
Commercial – Non-owner Occupied	15,894	632	19,281	751	26,554	985
Residential – 1 to 4 Family	4,201	92	4,130	122	5,491	113
Residential – Multifamily	138	—	320	8	359	26
Consumer	97	5	108	6	—	—
Total	$35,746	$1,125	$38,390	$1,298	$51,053	$1,452

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2017 and 2016, is as follows:

At December 31, 2017	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$38,875	$97	$—	$—	$38,972
Real Estate Construction:
Residential	23,430	5,056	—	—	28,486
Commercial	58,921	—	8,218	—	67,139
Real Estate Mortgage:
Commercial – Owner Occupied	123,491	2,604	155	—	126,250
Commercial – Non-owner Occupied	269,736	—	736	—	270,472
Residential – 1 to 4 Family	413,327	560	2,430	—	416,317
Residential – Multifamily	47,832	—	—	—	47,832
Consumer	16,168	—	81	—	16,249
Total	$991,780	$8,317	$11,620	$—	$1,011,717

At December 31, 2016	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$26,515	$121	$138	$—	$26,774
Real Estate Construction:
Residential	8,825	—	—	—	8,825
Commercial	35,656	12,516	10,297	—	58,469
Real Estate Mortgage:
Commercial – Owner Occupied	120,166	3,302	430	—	123,898
Commercial – Non-owner Occupied	261,181	79	6,863	—	268,123
Residential – 1 to 4 Family	304,042	1,536	3,762	—	309,340
Residential – Multifamily	39,496	—	308	—	39,804
Consumer	16,612	—	108	—	16,720
Total	$812,493	$17,554	$21,906	$—	$851,953